Document and Entity Information	6 Months Ended
Jun. 30, 2016 shares
Document And Entity Information [Abstract]
Document Type	10-Q
Amendment Flag	false
Document Period End Date	Jun. 30, 2016
Entity Registrant Name	ZZLL INFORMATION TECHNOLOGY, INC
Entity Central Index Key	0001365357
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2016
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	18,725,003